Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 259,000
Non-current	4,769,119	$ 4,826,659
Current	307,233	264,455
Total Project debt	$ 5,076,352	$ 5,091,114